Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Period for cumulative ownership change	3 years
Cumulative earnings undistributed	$ 41,441
Taxes payable current and noncurrent	12,432
Unrecognized tax benefits	20,575	$ 19,642	$ 18,145
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	20,511
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	1,457
Income tax examination interest and penalty expense	(11)	182	$ 180
Income tax examination total accrued interest and penalties	1,460	$ 1,470
U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	106,151
Net operating loss carry-forwards without expiration	$ 25,279
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Minimum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2021
Maximum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2037